Pension Plans and Other Postretirement Benefits - Changes in Level 3 Pension Plan Assets (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in plan assets:
Beginning balance	$ 6,677	$ 6,845
Ending balance	5,346	6,677
Level 3
Change in plan assets:
Beginning balance	378	343
Actual return on plan assets	21	43
Purchases, sales and settlements	(74)	(8)
Transfers out of Level 3	0	0
Ending balance	325	378
Real estate | Level 3
Change in plan assets:
Beginning balance	378	343
Actual return on plan assets	21	43
Purchases, sales and settlements	(74)	(8)
Transfers out of Level 3	0	0
Ending balance	$ 325	$ 378